Note 6 - Premises and Equipment	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(
6
)
Premises
and
Equipment

Premises
and equipment are comprised of the following as of
December 31:

	20 1 7	20 16

Land	$9,668,722	$9,668,722
Building	26,893,354	25,239,165
Furniture, Fixtures and Equipment	13,090,366	12,461,043
Leasehold Improvements	655,166	653,939
Construction in Progress	68,253	1,530,359

	50,375,861	49,553,228
Accumulated Depreciation	(22,736,431)	(21,583,968)

	$27,639,430	$27,969,260

Depreciation
charged to operations totaled
$1,647,813
in
2017,
$1,574,249
in
2016
and
$1,657,229
in
2015.

Certain
Company facilities and equipment are leased under various operating leases. Rental expense approximated
$427,000
for
2017,
$437,000
for
2016
and
$560,000
for
2015.

Future
minimum rental payments as of
December 31, 2017
are as follows:

Year Ending December 31	Amount

2018	$43,320
2019	42,000
2020	42,000
2021	42,000
20 22 and Thereafter	38,500

$207,820